SEGMENT INFORMATION - Geographic Information - Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	$ 66,283	$ 69,065
Canada
Disclosure of geographical areas [line items]
Non-current assets	22,711	23,324
United States
Disclosure of geographical areas [line items]
Non-current assets	13,384	12,382
India
Disclosure of geographical areas [line items]
Non-current assets	9,269	10,836
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	8,092	8,831
Brazil
Disclosure of geographical areas [line items]
Non-current assets	4,476	5,840
Australia
Disclosure of geographical areas [line items]
Non-current assets	4,290	3,688
Europe
Disclosure of geographical areas [line items]
Non-current assets	1,351	1,467
Peru
Disclosure of geographical areas [line items]
Non-current assets	1,202	1,132
Colombia
Disclosure of geographical areas [line items]
Non-current assets	989	1,061
New Zealand
Disclosure of geographical areas [line items]
Non-current assets	338	287
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 181	$ 217